UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 S. Wacker Dr., Suite 500, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	October 31, 2006

Date of reporting period:	March 31, 2007

Item 1. Schedule of Investments.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 45.8%
Adirondack Corp.
$29,500,000	5.300%	04/25/07	$29,395,767
75,000,000	5.300	04/26/07	74,723,958
265,000,000	5.300	04/27/07	263,985,639
Altius I Funding Corp.
95,000,000	5.270	04/11/07	94,860,931
49,550,000	5.270	04/16/07	49,441,196
85,000,000	5.250	06/05/07	84,194,271
Amstel Funding Corp.
100,000,000	5.210	04/17/07	99,768,444
76,077,000	5.250	06/29/07	75,089,584
Amsterdam Funding Corp.
60,000,000	5.210	05/04/07	59,713,450
Aspen Funding Corp.
50,000,000	5.210	07/25/07	49,167,847
Atlantic Asset Securitization Corp.
84,311,000	5.240	04/09/07	84,212,825
34,822,000	5.160	09/20/07	33,963,522
Atlantis One Funding Corp.
90,000,000	5.240	04/10/07	89,882,100
95,000,000	5.250	05/22/07	94,293,437
110,000,000	5.235	06/25/07	108,640,354
37,000,000	5.240	06/28/07	36,526,071
Austra Corp.
225,000,000	5.280	04/10/07	224,703,000
50,000,000	5.300	04/24/07	49,830,694
BA Credit Card Trust
163,300,000	5.260	04/11/07	163,061,401
93,120,000	5.260	04/18/07	92,888,700
215,000,000	5.250	05/23/07	213,369,583
55,958,000	5.255	05/24/07	55,525,079
38,100,000	5.250	05/29/07	37,777,738
44,492,000	5.250	06/13/07	44,018,346
BA Credit Card Trust (Emerald)
23,700,000	5.250	04/03/07	23,693,088
71,700,000	5.250	04/05/07	71,658,175
115,000,000	5.250	05/17/07	114,228,542
140,300,000	5.250	05/22/07	139,256,519
249,100,000	5.230	06/05/07	246,747,735
70,000,000	5.240	06/06/07	69,327,533
Bank of America Corp.
240,000,000	5.170	07/05/07	236,725,667
Bavaria Trust Corp.
30,880,000	5.440	04/02/07	30,875,334
40,000,000	5.300	04/24/07	39,864,556
160,000,000	5.300	04/25/07	159,434,667
Bear Stearns & Cos., Inc.
155,000,000	5.420	04/02/07	154,976,664
243,000,000	5.170	07/02/07	239,789,430
184,400,000	5.200	07/13/07	181,656,538
Beethoven Funding Corp.
50,000,000	5.280	04/13/07	49,912,000
165,000,000	5.250	05/23/07	163,748,750
70,000,000	5.250	05/24/07	69,458,958
80,328,000	5.230	06/07/07	79,546,118

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Beethoven Funding Corp. — (continued)
$200,000,000	5.240%	06/15/07	$197,816,667
Beta Finance Corp.
95,000,000	5.220	04/20/07	94,738,275
Cancara Asset Securitization Ltd.
42,664,000	5.250	04/25/07	42,514,676
59,611,000	5.250	04/30/07	59,358,895
70,957,000	5.240	06/13/07	70,203,042
CC USA, Inc.
50,000,000	5.240	06/14/07	49,461,444
Chariot Funding LLC
45,580,000	5.250	04/20/07	45,453,705
Citibank Credit Card Issuance Trust (Dakota Corp.)
64,600,000	5.260	04/11/07	64,505,612
34,000,000	5.260	04/16/07	33,925,483
140,000,000	5.260	04/17/07	139,672,711
106,215,000	5.250	04/23/07	105,874,227
95,000,000	5.250	05/18/07	94,348,854
242,500,000	5.250	05/24/07	240,625,677
190,000,000	5.250	05/25/07	188,503,750
85,000,000	5.240	06/07/07	84,171,061
125,000,000	5.240	06/08/07	123,762,778
131,948,000	5.240	06/18/07	130,449,950
60,000,000	5.240	06/19/07	59,310,067
Citigroup Funding, Inc.
170,000,000	5.265	05/01/07	169,254,125
195,000,000	5.265	05/10/07	193,887,769
Compass Securitization LLC
60,100,000	5.300	04/19/07	59,940,735
64,855,000	5.240	06/15/07	64,147,000
Concord Minutemen Capital Co. LLC
150,000,000	5.210	05/04/07	149,283,625
140,000,000	5.190	05/24/07	138,930,283
60,000,000	5.210	08/02/07	58,931,950
97,200,000	5.190	08/03/07	95,462,388
55,000,000	5.240	08/03/07	54,007,311
51,122,000	5.185	08/10/07	50,157,449
71,930,000	5.140	08/20/07	70,481,929
Curzon Funding LLC
95,000,000	5.255	04/20/07	94,736,520
100,000,000	5.250	04/24/07	99,664,583
95,000,000	5.250	06/15/07	93,960,937
Davis Square Funding III (Delaware) Corp.
110,000,000	5.300	04/03/07	109,967,611
Davis Square Funding IV (Delaware) Corp.
50,650,000	5.300	04/10/07	50,582,889
Davis Square Funding V (Delaware) Corp.
50,000,000	5.290	04/02/07	49,992,653
78,000,000	5.300	04/12/07	77,873,683
Davis Square Funding VI (Delaware) Corp.
135,000,000	5.300	04/03/07	134,960,250
Dorada Finance, Inc.
34,000,000	5.240	06/13/07	33,638,731
Fountain Square Commercial Funding Corp.
45,000,000	5.260	04/05/07	44,973,700

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Fountain Square Commercial Funding Corp. — (continued)
$45,000,000	5.250%	04/06/07	$44,967,188
60,000,000	5.250	04/27/07	59,772,500
G Street Finance (Delaware) Corp.
45,000,000	5.270	04/20/07	44,874,838
145,000,000	5.270	04/25/07	144,490,567
Galaxy Funding, Inc.
25,000,000	5.250	04/24/07	24,916,146
Galleon Capital Corp.
55,000,000	5.240	06/18/07	54,375,567
General Electric Capital Corp.
200,000,000	5.150	10/15/07	194,363,611
150,000,000	5.145	11/02/07	145,390,937
General Electric Capital Services
300,000,000	5.155	11/09/07	290,463,250
George Street Finance LLC
46,393,000	5.300	04/19/07	46,270,059
Govco, Inc.
25,325,000	5.240	04/10/07	25,291,824
1,200,000	5.250	04/25/07	1,195,800
Grampian Funding LLC
150,000,000	5.210	07/31/07	147,373,292
289,000,000	5.210	08/03/07	283,813,734
Ivory Funding Corp.
38,261,000	5.240	04/05/07	38,238,724
K2 (USA) LLC
100,000,000	5.210	05/01/07	99,565,833
44,000,000	5.210	05/08/07	43,764,392
100,000,000	5.210	08/02/07	98,219,917
KLIO II Funding Corp.
65,000,000	5.260	04/17/07	64,848,044
KLIO III Funding Corp.
50,000,000	5.250	04/12/07	49,919,792
40,000,000	5.260	04/17/07	39,906,489
64,675,000	5.260	05/07/07	64,334,810
32,092,000	5.250	06/13/07	31,750,354
Lake Constance Funding Ltd.
100,000,000	5.250	04/11/07	99,854,167
22,000,000	5.210	05/09/07	21,879,012
50,000,000	5.210	08/14/07	49,023,125
Landale Funding LLC
110,000,000	5.250	05/15/07	109,294,167
180,049,000	5.240	06/11/07	178,188,294
Legacy Capital Co. LLC
78,049,000	5.280	04/03/07	78,026,106
65,000,000	5.250	05/11/07	64,620,833
66,000,000	5.250	05/24/07	65,489,875
107,943,000	5.210	08/24/07	105,677,846
Lehman Brothers Holdings, Inc.
190,000,000	5.240	05/11/07	188,893,778
Liberty Street Funding Corp.
132,895,000	5.295	04/02/07	132,875,453
Mane Funding Corp.
50,957,000	5.240	04/13/07	50,867,995

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Monument Gardens Funding LLC
$50,000,000	5.260%	04/11/07	$49,926,944
103,500,000	5.300	04/26/07	103,119,062
Morgan Stanley & Co.
180,000,000	5.180	07/02/07	177,617,200
Newport Funding Corp.
50,000,000	5.210	07/25/07	49,167,847
Nieuw Amsterdam Receivables Corp.
53,800,000	5.250	04/25/07	53,611,700
North Sea Funding LLC
157,142,000	5.250	04/16/07	156,798,252
21,300,000	5.250	05/01/07	21,206,813
25,340,000	5.250	05/07/07	25,206,965
76,823,000	5.250	05/15/07	76,330,052
113,000,000	5.240	06/15/07	111,766,417
10,000,000	5.250	06/15/07	9,890,625
50,000,000	5.250	06/28/07	49,358,333
69,092,000	5.230	07/19/07	67,997,909
Park Granada LLC
70,870,000	5.450	04/02/07	70,859,271
Scaldis Capital LLC
67,129,000	5.240	06/12/07	66,425,488
Sierra Madre Funding Ltd.
100,000,000	5.250	06/08/07	99,008,333
50,000,000	5.250	06/12/07	49,475,000
Simba Funding Corp.
100,000,000	5.250	04/25/07	99,650,000
90,000,000	5.250	05/02/07	89,593,125
50,000,000	5.250	05/14/07	49,686,458
194,000,000	5.245	05/29/07	192,360,646
33,390,000	5.240	06/13/07	33,035,213
65,000,000	5.235	06/26/07	64,187,121
Solitaire Funding LLC
100,000,000	5.240	04/12/07	99,839,889
100,000,000	5.250	05/01/07	99,562,500
Tasman Funding, Inc.
60,000,000	5.290	04/23/07	59,806,033
Three Rivers Funding Corp.
35,808,000	5.350	04/03/07	35,797,357
Thunder Bay Funding, Inc.
48,581,000	5.250	04/20/07	48,446,390
Tulip Funding Corp.
70,000,000	5.260	04/23/07	69,774,989
67,000,000	5.310	04/30/07	66,713,407
202,631,000	5.260	05/15/07	201,328,308
United Parcel Service, Inc.
45,000,000	5.210	07/31/07	44,211,988
Variable Funding Capital Corp.
46,997,000	5.450	04/02/07	46,989,885
95,000,000	5.240	04/04/07	94,958,517
Victory Receivables Corp.
87,296,000	5.300	04/26/07	86,974,702

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Windmill Funding Corp.
$20,000,000	5.210%	05/04/07	$19,904,483

Total Commercial Paper and Corporate Obligations			$13,922,852,747
Bank Note — 0.7%
Bank of America Corp.
$200,000,000	5.650%	06/25/07	$200,000,000
Certificates of Deposit — 3.2%
Bank of America Corp.
$250,000,000	5.280%	01/10/08	$250,000,000
Bank of New York
170,000,000	5.320	04/30/07	170,000,000
SunTrust Bank
299,000,000	5.350	08/03/07	299,000,000
Wells Fargo Bank
147,000,000	5.600	07/19/07	147,000,000
105,000,000	5.500	08/07/07	105,000,000

Total Certificates of Deposit			$971,000,000
Master Demand Notes — 3.3%
Bank of America Securities LLC
$365,000,000	5.507%	04/02/07	$365,000,000
Merrill Lynch Mortgage Capital, Inc.
630,000,000	5.558	05/02/07	630,000,000

Total Master Demand Notes			$995,000,000
Medium Term Notes — 1.0%
Lehman Brothers Holdings, Inc.
$22,040,000	7.000%	02/01/08	$22,333,768
Wal-Mart Stores, Inc.
285,000,000	5.502	07/16/07	285,053,312

Total Medium Term Notes			$307,387,080
Variable Rate Obligations(a) — 23.6%
AIG Matched Funding Corp.
$190,000,000	5.320%	04/02/07	$190,000,000
Allstate Life Global Funding II
140,000,000	5.290	04/11/07	140,000,000
50,000,000	5.360	04/16/07	50,000,000
70,000,000	5.410	04/16/07	70,000,000
50,000,000	5.320	04/27/07	50,000,000
American Express Bank FSB
100,000,000	5.290	04/10/07	99,993,827
150,000,000	5.290	04/19/07	150,000,000
American Express Centurion Bank
100,000,000	5.290	04/05/07	100,000,000
23,500,000	5.320	04/18/07	23,503,755
150,000,000	5.290	04/19/07	150,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
American Express Centurion Bank — (continued)
$60,000,000	5.290%	04/23/07	$60,000,000
American Express Credit Corp.
70,000,000	5.420	04/05/07	70,000,000
Bank of America NA
200,000,000	5.280	04/02/07	200,000,000
Cancara Asset Securitization Ltd.
195,000,000	5.285	04/16/07	194,996,778
Crown Point Capital Co. LLC
95,000,000	5.270	04/05/07	94,994,969
100,000,000	5.270	04/10/07	99,991,290
190,000,000	5.290	06/08/07	189,984,097
Fairway Finance Corp.
95,000,000	5.280	04/02/07	94,997,584
100,000,000	5.280	04/27/07	99,997,586
Fifth Third Bank
94,225,000	5.260	04/04/07	94,209,236
Florida Hurricane Catastrophe Fund
200,000,000	5.330	04/16/07	200,000,000
General Electric Capital Corp.
156,000,000	5.445	04/10/07	156,000,000
215,000,000	5.280	04/24/07	215,000,000
Hartford Life Insurance Co.(b)
100,000,000	5.450	04/02/07	100,000,000
JPMorgan Chase & Co.
100,000,000	5.290	04/02/07	100,000,000
Lehman Brothers Holdings, Inc.
145,000,000	5.460	05/21/07	145,056,407
120,000,000	5.330	05/29/07	120,000,000
Lexington Parker Capital Corp.
95,000,000	5.269	04/10/07	94,991,769
195,000,000	5.310	04/10/07	194,989,366
Merrill Lynch & Co., Inc.
145,000,000	5.400	04/05/07	145,000,000
50,000,000	5.485	04/10/07	50,019,403
145,000,000	5.570	04/11/07	145,000,000
100,000,000	5.330	04/16/07	100,000,000
60,000,000	5.325	05/29/07	60,000,000
MetLife, Inc.(b)
150,000,000	5.420	04/26/07	150,000,000
190,000,000	5.410	05/22/07	190,000,000
Metropolitan Life Global Funding I
85,000,000	5.420	04/30/07	85,000,000
Morgan Stanley & Co.
225,000,000	5.497	04/02/07	225,000,000
700,000,000	5.507	04/02/07	700,000,000
25,000,000	5.400	04/05/07	25,000,000
150,000,000	5.410	04/27/07	150,000,000
National City Bank of Indiana
55,000,000	5.340	04/04/07	54,999,997
New York Life Insurance Co.
250,000,000	5.420 (b)	04/02/07	250,000,000
65,000,000	5.410	06/30/07	65,000,000
Pacific Life Global Funding
100,000,000	5.370	04/04/07	100,000,000
Pacific Life Insurance Co.
50,000,000	5.370	04/13/07	50,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
SunTrust Bank
$80,000,000	5.290%	04/02/07	$80,000,331
Union Hamilton Reinsurance Co.
155,000,000	5.350	06/28/07	155,000,000
Wachovia Asset Securitization, Inc.
116,645,700	5.310 (b)	04/25/07	116,645,700
20,000,000	5.415	06/14/07	20,003,776
Wachovia Bank NA
10,000,000	5.320	04/19/07	10,001,615
347,500,000	5.327	06/04/07	347,505,599
60,000,000	5.340	06/28/07	60,008,560
Wells Fargo & Co.
31,000,000	5.370	04/10/07	31,025,852
265,000,000	5.280	04/18/07	265,000,000

Total Variable Rate Obligations			$7,178,917,497

Total Investments Before Repurchase Agreement			$23,575,157,324
Repurchase Agreements-Unaffiliated Issuers(c) — 21.5%
Barclays Bank PLC
$65,000,000	5.500%	04/02/07	$65,000,000
Maturity Value: $65,029,792
Collateralized by Federal National Mortgage Association, 5.125%, due 01/02/14. The market value of the collateral, including accrued interest, was $66,300,677.
Citigroup Global Markets, Inc.
310,000,000	5.530	04/02/07	310,000,000
Maturity Value: $310,142,858
310,000,000	5.490	04/02/07	310,000,000
Maturity Value: $310,141,825

Repurchase agreements issued by Citigroup Global Markets, Inc., are collateralized by various corporate issues, 5.260% to 7.456%, due 07/25/08 to 02/28/52. The aggregate market value of the collateral, including accrued interest, was $637,605,345.

Credit Suisse First Boston Corp., Inc.
255,000,000	5.400%	04/02/07	255,000,000
Maturity Value: $255,114,750
Collateralized by U.S. Treasury Notes, 3.750% to 4.625%, due 03/31/07 to 10/31/11. The aggregate market value of the collateral, including accrued interest, was $260,101,008.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Unaffiliated Issuers — (continued)
Joint Repurchase Agreement Account I
$228,700,000	5.148	04/02/07	$228,700,000
Maturity Value: $228,798,112
Joint Repurchase Agreement Account II
4,078,500,000	5.405	04/02/07	4,078,500,000
Maturity Value: $4,080,337,024
Lehman Brothers Holdings, Inc.
495,000,000	5.520	04/02/07	495,000,000
Maturity Value: $495,227,700
25,000,000	5.380	04/02/07	25,000,000
Maturity Value: $25,011,208

Collateralized by Federal Home Loan Mortgage Corp., 5.000% to 6.500%, due 09/01/35 to 04/01/37, Federal National Mortgage Association, 4.500% to 7.500%, due 02/01/16 to 03/01/37 and U.S. Treasury Notes 4.625%, due 08/31/11. The aggregate market value of the collateral, including accrued interest, was $535,357,800.

UBS Securities LLC
19,200,000	5.100	04/02/07	19,200,000
Maturity Value: $19,208,160
250,000,000	5.380%	04/02/07	250,000,000
Maturity Value: $250,112,083

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 9.500%, due 02/01/08 to 01/01/37 and Federal National Mortgage Association, 4.500% to 8.250%, due 05/01/08 to 03/01/37 and by U.S. Treasury Bills, 0.000%, due 04/19/07 to 05/10/07. The aggregate market value of the collateral, including accrued interest, was $274,591,020.

Wachovia Capital Markets
480,000,000	5.510	04/02/07	480,000,000
Maturity Value: $480,220,400
Collateralized by various corporate issues, 5.115% to 10.337%, due 01/25/36 to 12/10/51. The aggregate market value of the collateral, including accrued interest, was $503,999,994.

Total Repurchase Agreements-Unaffiliated Issuers			$6,516,400,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements-Affiliated Issuers(c) — 1.0%
Goldman, Sachs & Co.
$100,000,000	5.320%	04/02/07	$100,000,000
Maturity Value: $100,044,333

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 10.000%, 04/01/13 to 03/01/37 and Federal National Mortgage Association, 4.500% to 8.500%, due 10/01/13 to 03/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,836.

Goldman, Sachs & Co.
200,000,000	5.400	04/02/07	200,000,000
Maturity Value: $200,090,000

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 7.500%, due 01/01/08 to 01/01/37 and Federal National Mortgage Association, 4.000% to 8.000%, due 12/01/17 to 12/01/36. The aggregate market value of the collateral, including accrued interest, was $205,999,915.

Total Repurchase Agreements-Affiliated Issuers			$300,000,000

Total Investments — 100.1%			$30,391,557,324

Liabilities in Excess of Other Assets — (0.1)%			$(16,259,087)

Net Assets — 100.0%			$30,375,298,237

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either U.S. Treasury Bill, London Interbank Offering Rate, or Prime Rate. Interest rate disclosed is that which is in effect at March 31, 2007.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $806,645,700 or approximately 2.7% of net assets.

(c) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appears in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — 28.1%
Adirondack Corp.
$50,000,000	5.300%	04/25/07	$49,823,334
20,000,000	5.300	04/26/07	19,926,389
135,000,000	5.300	04/27/07	134,483,250
Altius I Funding Corp.
30,000,000	5.270	04/11/07	29,956,083
30,000,000	5.250	06/05/07	29,715,625
Amstel Funding Corp.
50,000,000	5.210	04/17/07	49,884,222
30,000,000	5.250	06/29/07	29,610,625
Amsterdam Funding Corp.
35,000,000	5.210	05/04/07	34,832,846
Atlantic Asset Securitization Corp.
15,000,000	5.160	09/20/07	14,630,200
Atlantis One Funding Corp.
60,000,000	5.240	04/10/07	59,921,400
68,719,000	5.235	06/25/07	67,869,605
Austra Corp.
120,000,000	5.280	04/10/07	119,841,600
95,318,000	5.300	04/24/07	94,995,243
BA Credit Card Trust (Emerald)
20,000,000	5.260	04/26/07	19,926,944
39,000,000	5.240	06/06/07	38,625,340
20,000,000	5.250	06/13/07	19,787,083
Bank of Ireland
65,000,000	5.250	04/30/07	64,725,104
Bavaria Trust Corp.
80,000,000	5.295	04/03/07	79,976,467
28,000,000	5.300	04/24/07	27,905,189
75,000,000	5.300	04/25/07	74,735,000
Bear Stearns & Cos., Inc.
80,000,000	5.420	04/02/07	79,987,956
Beethoven Funding Corp.
50,000,000	5.250	05/23/07	49,620,833
Citibank Credit Card Issuance Trust (Dakota Corp.)
50,000,000	5.260	04/17/07	49,883,111
125,000,000	5.260	04/20/07	124,652,986
70,000,000	5.240	06/08/07	69,307,156
40,000,000	5.240	06/19/07	39,540,044
Compass Securitization LLC
50,000,000	5.300	04/20/07	49,860,139
Concord Minutemen Capital Co. LLC
29,000,000	5.210	08/02/07	28,483,776
25,000,000	5.240	08/03/07	24,548,778
Curzon Funding LLC
75,000,000	5.250	04/24/07	74,748,437
50,000,000	5.240	06/20/07	49,417,778
Davis Square Funding III (Delaware) Corp.
71,822,000	5.300	04/03/07	71,800,852
Davis Square Funding IV (Delaware) Corp.
45,000,000	5.290	04/02/07	44,993,387
Davis Square Funding V (Delaware) Corp.
25,800,000	5.290	04/02/07	25,796,209
45,000,000	5.300	04/12/07	44,927,125

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Davis Square Funding VI (Delaware) Corp.
$45,000,000	5.290%	04/02/07	$44,993,388
70,000,000	5.300	04/03/07	69,979,389
35,000,000	5.270	04/11/07	34,948,764
Dorada Finance, Inc.
39,000,000	5.240	06/13/07	38,585,603
Fountain Square Commercial Funding Corp.
33,100,000	5.260	04/05/07	33,080,655
G Street Finance (Delaware) Corp.
100,000,000	5.270	04/25/07	99,648,667
General Electric Capital Corp.
75,000,000	5.145	11/02/07	72,695,469
George Street Finance LLC
37,025,000	5.305	05/04/07	36,844,951
Grampian Funding LLC
175,000,000	5.210	08/03/07	171,859,528
KLIO II Funding Corp.
35,000,000	5.260	04/17/07	34,918,178
67,087,000	5.230	06/06/07	66,443,747
KLIO III Funding Corp.
33,404,000	5.250	04/12/07	33,350,414
87,210,000	5.260	04/16/07	87,018,865
50,000,000	5.260	04/17/07	49,883,111
64,675,000	5.260	05/07/07	64,334,809
40,236,000	5.240	06/06/07	39,849,466
Landale Funding LLC
100,000,000	5.250	05/15/07	99,358,333
67,000,000	5.240	06/11/07	66,307,592
Legacy Capital Co. LLC
36,280,000	5.250	05/11/07	36,068,367
35,371,000	5.250	05/24/07	35,097,612
Monument Gardens Funding LLC
18,938,000	5.450	04/02/07	18,935,133
50,000,000	5.300	04/26/07	49,815,972
Nationwide Building Society
100,000,000	5.210	08/09/07	98,118,611
Newport Funding Corp.
100,000,000	5.250	04/19/07	99,737,500
75,000,000	5.250	04/27/07	74,715,625
North Sea Funding LLC
100,000,000	5.250	04/16/07	99,781,250
22,673,000	5.250	06/28/07	22,382,030
Park Granada LLC
30,000,000	5.450	04/02/07	29,995,458
Rhein Main Securitisation Ltd.
90,000,000	5.250	04/16/07	89,803,125
40,554,000	5.280	04/20/07	40,440,990
Sierra Madre Funding Ltd.
90,000,000	5.250	06/08/07	89,107,500
50,000,000	5.250	06/12/07	49,475,000
Simba Funding Corp.
39,436,000	5.250	05/14/07	39,188,703
30,000,000	5.235	06/26/07	29,624,825
Skandinaviska Enskilda Banken AB
100,000,000	5.210	08/13/07	98,060,722

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Tasman Funding, Inc.
$32,994,000	5.290%	04/23/07	$32,887,338
Tulip Funding Corp.
57,968,000	5.260	04/23/07	57,781,665
Victory Receivables Corp.
29,771,000	5.290	04/23/07	29,674,757
50,000,000	5.300	04/26/07	49,815,972
Westpac Banking Corp.
95,000,000	5.210	05/07/07	94,505,050

Total Commercial Paper and Corporate Obligations			$4,297,854,250
Certificates of Deposit — 3.4%
Alliance & Leicester PLC
$50,000,000	5.320%	04/30/07	$50,000,000
Credit Agricole
148,000,000	5.350	08/06/07	147,999,191
Societe Generale
90,000,000	5.330	04/27/07	90,000,000
75,000,000	5.510	08/03/07	75,001,223
80,000,000	5.250	12/03/07	80,000,000
79,000,000	5.300	01/03/08	79,000,000

Total Certificates of Deposit			$522,000,414
Certificates of Deposit-Yankeedollar — 13.3%
Barclays Bank PLC
$100,000,000	5.320%	04/09/07	$100,000,000
Calyon
125,000,000	5.400	06/04/07	125,000,000
Credit Suisse First Boston, Inc.
75,000,000	5.620	07/18/07	75,000,000
75,000,000	5.360	01/22/08	75,000,000
DePfa Bank PLC
198,000,000	5.320	04/25/07	198,000,000
160,500,000	5.320	05/08/07	160,500,000
100,000,000	5.320	05/31/07	100,000,000
150,000,000	5.350	08/10/07	150,000,000
Deutsche Bank AG
150,000,000	5.350	08/06/07	150,000,000
85,000,000	5.400	11/21/07	85,000,000
Norinchukin Bank NY
225,000,000	5.330	05/29/07	225,000,000
55,000,000	5.320	06/01/07	55,000,460
200,000,000	5.310	06/08/07	200,000,000
100,000,000	5.350	08/20/07	100,000,000
100,000,000	5.270	09/07/07	100,000,000
Societe Generale
94,000,000	5.225	10/09/07	93,938,637

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Certificates of Deposit-Yankeedollar — (continued)
Westpac Banking Corp.
$45,000,000	5.490%	08/03/07	$44,997,173

Total Certificates of Deposit-Yankeedollar			$2,037,436,270
Master Demand Notes — 3.1%
Bank of America Securities LLC
$125,000,000	5.507%	04/02/07	$125,000,000
Merrill Lynch Mortgage Capital, Inc.
350,000,000	5.558	04/02/07	350,000,000

Total Master Demand Notes			$475,000,000
Medium-Term Notes — 1.2%
UBS AG Stamford
$85,000,000	5.400%	11/28/07	$85,000,000
Wal-Mart Stores, Inc.
100,000,000	5.502	07/16/07	100,018,706

Total Medium-Term Notes			$185,018,706
Variable Rate Obligations(a) — 31.3%
Allstate Life Global Funding II
$30,000,000	5.410%	04/16/07	$30,000,000
American Express Centurion Bank
50,000,000	5.290	04/05/07	50,000,000
American Express Credit Corp.
74,000,000	5.420	04/05/07	74,000,000
Australia and New Zealand Banking Group Ltd.
32,000,000	5.320	04/23/07	32,000,000
Banco Espanol de Credito
50,000,000	5.335	07/18/07	50,000,000
Bank of Ireland
100,000,000	5.320	04/20/07	100,000,000
Bank of Nova Scotia
175,000,000	5.255	04/23/07	174,992,399
Bank of The West San Francisco
75,000,000	5.310	04/17/07	75,009,255
Barclays Bank PLC
90,000,000	5.265	04/04/07	89,999,844
40,000,000	5.270	04/05/07	39,993,772
200,000,000	5.281	04/16/07	199,969,185
BNP Paribas SA
193,000,000	5.300	04/03/07	192,969,579
Caja Madrid
70,000,000	5.360	04/19/07	70,000,000
Calyon
85,000,000	5.260	04/03/07	84,987,052
50,000,000	5.280	06/13/07	49,993,825
Canadian Imperial Bank of Commerce
101,000,000	5.420	04/02/07	101,000,246
Commonwealth Bank of Australia
16,000,000	5.320	04/24/07	16,000,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Credit Agricole SA
$75,000,000	5.330%	04/23/07	$75,000,000
Credit Suisse First Boston, Inc.
145,000,000	5.330	05/18/07	145,000,000
200,000,000	5.330	05/29/07	200,000,000
DePfa Bank Europe PLC
50,000,000	5.395	06/15/07	50,000,000
General Electric Capital Corp.
75,000,000	5.445	04/10/07	75,000,000
German Residential Funding
117,000,000	5.300	04/23/07	117,000,000
HBOS Treasury Services PLC
105,000,000	5.289	04/10/07	105,000,000
125,000,000	5.310	04/10/07	125,000,000
100,000,000	5.430	05/21/07	100,013,719
Lehman Brothers Holdings, Inc.
50,000,000	5.330	05/29/07	50,000,000
Lexington Parker Capital Corp.
50,000,000	5.310	04/10/07	49,997,273
Metropolitan Life Global Funding I
40,000,000	5.410	04/16/07	40,000,000
Morgan Stanley & Co.
80,000,000	5.507	04/02/07	80,000,000
25,000,000	5.400	04/05/07	25,000,000
Natexis Banques Populaires
25,000,000	5.330	04/16/07	25,000,000
125,000,000	5.350	05/09/07	125,000,000
100,000,000	5.290	06/29/07	99,966,039
National Australia Bank Ltd.
160,000,000	5.309	04/10/07	160,000,000
Nationwide Building Society
50,000,000	5.430	06/28/07	50,000,000
New York Life Insurance Co.(b)
100,000,000	5.420	04/02/07	100,000,000
80,000,000	5.410	06/30/07	80,000,000
Royal Bank of Canada(c)
150,000,000	5.320	05/03/07	149,955,690
Royal Bank of Scotland Group PLC
80,000,000	5.265	04/26/07	79,976,653
Skandinaviska Enskilda Banken AB
70,000,000	5.277	04/04/07	69,999,930
140,000,000	5.320	04/10/07	140,000,000
Societe Generale
85,000,000	5.310	04/02/07	85,000,000
35,000,000	5.265	04/23/07	34,995,511
53,000,000	5.270	04/26/07	52,984,533
113,000,000	5.271	04/30/07	112,994,521
Svenska Handelsbanken AB
111,000,000	5.290	04/13/07	111,000,000
100,000,000	5.290	04/23/07	100,000,000
Swedbank AB
50,000,000	5.310	06/15/07	49,995,506
Totta Ireland PLC
150,000,000	5.319	04/10/07	150,000,000

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Variable Rate Obligations — (continued)
Toyota Motor Credit Corp
$100,000,000	5.290%	04/02/07	$99,994,280
Unicredito Italiano NY
75,000,000	5.310	06/11/07	75,000,134
Union Hamilton Special Funding LLC
90,000,000	5.350	06/21/07	90,000,000
Westpac Banking Corp. NY
75,000,000	5.300	04/10/07	75,000,000
2,250,000	5.400	06/11/07	2,250,000

Total Variable Rate Obligations			$4,787,038,946
Time Deposits — 5.2%
Dexia Bank SA
$400,000,000	5.430%	04/02/07	$400,000,000
ING Bank
400,000,000	5.440	04/02/07	400,000,000

Total Time Deposits			$800,000,000

Total Investments Before Repurchase Agreement			$13,104,348,586
Repurchase Agreements-Unaffiliated Issuers(d) — 13.6%
Barclays Bank PLC
$65,000,000	5.500%	04/02/07	$65,000,000
Maturity Value: $65,029,792
Collateralized by Federal National Mortgage Association, 5.125%, due 01/02/14. The aggregate market value of the collateral, including accrued interest, was $66,300,677.
Citigroup Global Markets, Inc.
110,000,000	5.490	04/02/07	110,000,000
Maturity Value: $110,050,325
110,000,000	5.530	04/02/07	110,000,000
Maturity Value: $110,050,692

Repurchase agreements issued by Citigroup Global Markets, Inc., are collateralized by various corporate issues, 0.000% to 6.750%, due 02/15/11 to 02/28/52. The aggregate market value of the collateral, including accrued interest, was $226,600,000.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Credit Suisse First Boston Corp.
$45,000,000	5.400%	04/02/07	$45,000,000
Maturity Value: $45,020,250
Collateralized by Federal National Mortgage Association, 6.000%, due 01/01/36 to 04/01/37. The aggregate market value of the collateral, including accrued interest, was $45,900,526.
Joint Repurchase Agreement Account I
118,700,000	5.148	04/02/07	118,700,000
Maturity Value: $118,750,922
Joint Repurchase Agreement Account II
900,000,000	5.405	04/02/07	900,000,000
Maturity Value: $900,405,375
Lehman Brothers Holdings, Inc.
25,000,000	5.380	04/02/07	25,000,000
Maturity Value: $25,011,208
Collateralized by U.S. Treasury Note, 4.625%, due 08/31/11. The market value of the collateral, including accrued interest, was 25,504,160.
155,000,000	5.520	04/02/07	155,000,000
Maturity Value: $155,071,300

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 08/01/20 to 04/01/37 and Federal National Mortgage Association, 4.500% to 6.000%, due 08/01/18 to 09/01/34. The aggregate market value of the collateral, including accrued interest, was $159,656,221.

UBS Securities LLC
45,500,000	5.100	04/02/07	45,500,000
Maturity Value: $45,519,338
Collateralized by U.S. Treasury Bill, 5.120%, due 04/19/07. The market value of the collateral, including accrued interest, was $46,412,014.
250,000,000	5.380%	04/02/07	250,000,000
Maturity Value: $250,112,083

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 02/01/09 to 04/01/37 and Federal National Mortgage Association, 0.000% to 9.000%, due 06/01/10 to 08/01/36. The aggregate market value of the collateral, including accrued interest, was $255,000,430.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Wachovia Capital Markets
$250,000,000	5.510	04/02/07	$250,000,000
Maturity Value: $250,114,792
Collateralized by various corporate issues, 0.000% to 9.727%, due 10/10/10 to 12/10/51. The aggregate market value of the collateral, including accrued interest, was $252,499,986.

Total Repurchase Agreements -Unaffiliated Issuers			$2,074,200,000
Repurchase Agreements-Affiliated Issuers(d) — 1.8%
Goldman, Sachs & Co.
$75,000,000	5.320%	04/02/07	$75,000,000
Maturity Value: $75,033,250

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 12/01/13 to 03/01/37 and Federal National Mortgage Association, 4.500% to 8.000%, due 02/01/09 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $77,249,812.

200,000,000	5.400	04/02/07	200,000,000
Maturity Value: $200,090,000

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.000%, due 03/01/18 to 01/01/36 and Federal National Mortgage Association 4.000% to 7.000%, due 05/01/14 to 12/01/36. The aggregate market value of the collateral, including accrued interest, was $205,999,929.

Total Repurchase Agreements-Affiliated Issuers			$275,000,000

Total Investments — 101.0%			$15,453,548,586

Liabilities in Excess of Other Assets — (1.0)%			$(159,126,390)

Net Assets — 100.0%			$15,294,422,196

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security is based on the London Interbank Offering Rate or Federal Funds Rate.

(b) Securities not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At March 31, 2007, these securities amounted to $180,000,000 or approximately 1.2% of net assets.

(c) All or portion represents a forward commitment.

(d) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on the date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers(a) — 100.0%
Bank of America Securities LLC
$174,000,000	5.190%	04/24/07	$174,000,000
Maturity Value: $183,156,025
Dated: 04/24/06

Collateralized by U.S. Treasury STRIPS, 0.000% to 4.875%, due 05/15/07 to 05/15/16 and U.S. Treasury Notes, 0.000% to 5.125%, due 04/30/07 to 02/15/17. The aggregate market value of the collateral including accrued interest, was $177,480,271.

Bank of America Securities LLC
62,500,000	5.270	09/18/07	62,500,000
Maturity Value: $65,839,498
Dated: 09/18/06

Collateralized by U.S. Treasury Notes, 0.000% to 4.875%, due 11/15/14 to 08/15/16 and U.S. Treausry STRIPS, 0.000% to 4.875%, due 5/15/07 to 01/15/17. The aggregate market value of the collateral, including accrued interest, was $63,750,461.

Joint Repurchase Agreement Account I
5,147,800,000	5.148	04/02/07	5,147,800,000
Maturity Value: $5,150,008,406
Lehman Brothers Holdings, Inc.
75,000,000	5.380	04/02/07	75,000,000
Maturity Value: $75,033,625
Collateralized by U.S. Treasury Notes, 3.500% to 4.750%, due 01/15/08 to 01/15/11. The aggregate market value of the collateral, including accrued interest, was $76,504,635.
UBS Securities LLC
76,600,000	5.100	04/02/07	76,600,000
Maturity Value: $76,632,550
Dated: 03/30/07
Collateralized by U.S. Treasury Bonds, 10.625% to 13.250% due 5/15/14 to 08/15/15. The aggregate market value, including accrued interest, was $78,135,476.
UBS Securities LLC
359,000,000	5.230	05/31/07	359,000,000
Maturity Value: $364,841,329
Dated: 02/08/07
Collateralized by U.S. Treasury Notes, 0.000%,due 02/15/14 to 01/15/16. The aggregate market value of the collateral, including accrued interest, was $366,182,404.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
UBS Securities LLC
$362,000,000	5.220%	06/11/07	$362,000,000
Maturity Value: $366,619,120
Dated: 03/15/07

Collateralized by U.S. Treasury Notes, 0.000% to 11.750%, due 08/15/07 to 02/15/07 and U.S. Treasury STRIPS, 7.250% to 10.625% due 01/15/15 to 05/15/16. The aggregate market value of the collateral, including accrued interest, was $369,240,167.

UBS Securities LLC
61,000,000	5.320	08/13/07	61,000,000
Maturity Value: $64,263,229
Dated: 08/16/06
Collateralized by U.S. Treasury Notes, 0.000%, due 11/15/07. The market value of the collateral, including accrued interest, was $62,223,858.
UBS Securities LLC
58,000,000	5.380	08/14/07	58,000,000
Maturity Value: $61,155,071
Dated: 08/15/06
Collateralized by U.S. Treasury Notes, 0.000%, due 11/15/07. The market value of the collateral, including accrued interest, was $59,161,349.
UBS Securities LLC
62,000,000	5.210	10/15/07	62,000,000
Maturity Value: $65,266,092
Dated: 10/16/06
Collateralized by U.S. Treasury Notes, 0.000%, due 02/10/14 and U.S. Treasury STRIPS, 11.250%, due 02/15/15. The aggregate market value of the collateral, including accrued interest, was $63,241,804.
UBS Securities LLC
67,500,000	5.220	01/11/08	67,500,000
Maturity Value: $71,062,650
Dated: 01/12/07
Collateralized by U.S. Treasury Notes, 0.000% due 11/15/07 and U.S. Treasury STRIPS, 11.250% due 02/15/15. The aggregate market value of the collateral, including accrued interest, was $68,850,660.

Total Repurchase Agreements -Unaffiliated Issuers			$6,505,400,000

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Total Investments — 100.0%	$6,505,400,000

Other Assets in Excess of Liablities — 0.0%	$1,913,817

Net Assets — 100.0%	$6,507,313,817

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Investment Abbreviations:
STRIPS	— Separate Trading of Registered Interest and Principal of Securities

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
U.S. Treasury Obligations — 100.4%
United States Treasury Bills
$3,000,000	5.105%	04/05/07	$2,998,298
40,500,000	4.970	04/12/07	40,438,496
1,900,000	5.095	04/12/07	1,897,042
232,200,000	5.130	04/12/07	231,836,027
101,500,000	5.160	04/16/07	101,296,718
7,800,000	5.090	04/19/07	7,765,688
19,000,000	4.960	04/26/07	18,934,556
830,400,000	5.140	04/26/07	827,435,933
494,000,000	5.040	05/24/07	490,334,520
445,000,000	4.910	06/21/07	440,083,862
811,000,000	4.920	06/21/07	802,022,230
248,000,000	4.930	06/21/07	245,249,060

Total Investments — 100.4%			$3,210,292,430

Liabilities in Excess of Other Assets — (0.4)%			$(11,884,934)

Net Assets — 100.0%			$3,198,407,496

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

Interest rates represent the annualized yield on date of purchase for discounted securities.

For information on the underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers(a) — 97.3%
Barclays Bank PLC
$20,000,000	5.500%	04/02/07	$20,000,000
Maturity Value: $20,009,167
Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 10/01/25. The aggregate market value of the collateral, including accrued interest, was $20,400,000.
Barclays Bank PLC
400,000,000	5.290	05/15/07	400,000,000
Maturity Value: $405,253,264
Dated: 02/13/07

Collateralized by Federal Home Loan Mortgage Corp., 5.000%, due 07/01/35 to 10/01/35, Federal National Mortgage Association, 5.000% to 6.500%, due 06/01/33 to 03/01/37 and Government National Mortgage Association, 6.000% to 6.500%, due 08/15/36 to 03/15/37. The aggregate market value of the collateral, including accrued interest, was $407,999,984.

Barclays Bank PLC
500,000,000	5.280	06/21/07	500,000,000
Maturity Value: $506,746,667
Dated: 03/21/07

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 6.500%, due 04/01/19 to 04/01/37 and Federal National Mortgage Association, 4.500% to 6.500%, due 05/01/19 to 02/01/47. The aggregate market value of the collateral, including accrued interest, was $509,999,974.

Deutsche Bank Securities, Inc.
70,000,000	5.560	07/17/07	70,000,000
Maturity Value: $73,946,055
Dated: 07/17/06
Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 5.500%, due 08/01/20 to 11/01/35. The aggregate market value of the collateral, including accrued interest, was $72,099,993.
Joint Repurchase Agreement Account I
74,900,000	5.148	04/02/07	74,900,000
Maturity Value: $74,932,132
Joint Repurchase Agreement Account II
3,725,000,000	5.405	04/02/07	3,725,000,000
Maturity Value: $3,726,677,802

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
Lehman Brothers Holdings, Inc.
$50,400,000	5.380%	04/02/07	$50,400,000
Maturity Value: $50,422,596
50,000,000	5.520	04/02/07	50,000,000
Maturity Value: $50,023,000

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 4.500%, due 08/01/20 to 06/15/26, Federal National Mortgage Association, 6.500%, due 01/01/09 to 01/01/37 and U.S. Treasury Notes, 3.125% to 5.625%, due 02/29/08 to 09/15/08. The aggregate market value of the collateral, including accrued interest, was $102,915,064

UBS Securities LLC
50,000,000	5.100	04/02/07	50,000,000
Maturity Value: $50,021,250
Collateralized by U.S. Treasury Bill, 0.000%, due 04/19/07 and U.S. Treasury Note, 4.000%, due 01/15/12. The aggregate market value of the collateral, including accrued interest, was $60,898,021.
UBS Securities LLC
390,000,000	5.290	05/07/07	390,000,000
Maturity Value: $395,157,750
Dated: 02/05/07

Collateralized by Federal Home Loan Mortgage Corp., 4.500% to 6.500%, due 06/01/09 to 04/01/37 and Federal National Mortgage Association, 4.500% to 7.000%, due 02/01/08 to 01/01/47. The aggregate market value of the collateral, including accrued interest, was $397,800,161.

UBS Securities LLC
40,000,000	5.450	08/01/07	40,000,000
Maturity Value: $42,210,278
Dated: 08/01/06
Collateralized by Federal National Mortgage Association, 5.000% to 6.500%, due 10/01/18 to 02/01/37. The aggregate market value of the collateral, including accrued interest, was $40,803,123.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

March 31, 2007 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost
Repurchase Agreements -Unaffiliated Issuers — (continued)
UBS Securities LLC
$50,000,000	5.290%	10/12/07	$50,000,000
Maturity Value: $52,674,389
Dated: 10/13/06

Collateralized by Federal Home Loan Mortgage Corp., 4.500%, due 05/01/19 and Federal National Mortgage Association, 5.500% to 6.000%, due 01/01/34 to 05/01/35. The aggregate market value of the collateral, including accrued interest, was $51,001,337.

UBS Securities LLC
50,000,000	5.240	01/04/08	50,000,000
Maturity Value: $52,612,722
Dated: 01/10/07

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 07/01/19 to 01/01/37 and Federal National Mortgage Association, 5.000% to 6.500%, due 10/01/18 to 06/01/36. The aggregate market value of the collateral, including accrued interest, was $51,001,658.

Total Repurchase Agreements - Unaffiliated Issuers			$5,470,300,000

Repurchase Agreements-Affiliated Issuers(a) — 2.7%
Goldman, Sachs & Co.
$50,000,000	5.320%	04/02/07	$50,000,000
Maturity Value: $50,022,167

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 7.500%, due 12/01/11 to 03/01/37 and Federal National Mortgage Association, 4.000% to 8.500%, due 12/01/11 to 03/01/37. The aggregate market value of the collateral, including accrued interest, was $51,499,809.

100,000,000	5.400	04/02/07	100,000,000
Maturity Value: $100,045,000

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 8.500%, due 01/01/18 to 04/01/37 and Federal National Mortgage Association, 4.500% to 8.500%, due 06/01/13 to 04/01/37. The aggregate market value of the collateral, including accrued interest, was $102,999,789.

Total Repurchase Agreements-Affiliated Issuers			$150,000,000

Total Investments — 100.0%			$5,620,300,000

Other Assets in Excess of Liabilities — %			$537,908

Net Assets — 100.0%			$5,620,837,908

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Unless noted, all repurchase agreements were entered into on March 30, 2007. Additional information on Joint Repurchase Agreement Accounts I & II appear in the Notes to the Schedule of Investments section.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

March 31, 2007 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — 101.3%
Federal Farm Credit Bank(a)
$80,000,000	5.190%		04/01/07	$79,998,684
123,900,000	5.180		04/02/07	123,872,376
85,000,000	5.190		04/02/07	84,980,851
208,000,000	5.200		04/02/07	207,933,312
478,000,000	5.210		04/02/07	477,862,731
236,000,000	5.230		04/02/07	235,961,543
125,000,000	5.240		04/02/07	124,968,768
35,000,000	5.270		04/02/07	34,999,660
85,000,000	5.180		04/03/07	84,988,686
38,000,000	5.260		04/03/07	37,993,753
25,000,000	5.180		04/04/07	24,993,471
35,000,000	5.235		04/04/07	35,000,046
70,000,000	5.240		04/04/07	69,999,943
70,000,000	5.190		04/05/07	69,996,360
18,000,000	5.190		04/06/07	17,996,025
40,000,000	5.220		04/11/07	40,002,699
100,000,000	5.230		04/11/07	100,000,000
85,000,000	5.185		04/13/07	84,973,601
40,000,000	5.210		04/14/07	39,985,203
37,500,000	5.220		04/17/07	37,499,838
20,000,000	5.270		04/20/07	20,012,129
150,000,000	5.170		04/23/07	149,952,979
50,000,000	5.206		06/24/07	49,985,755
42,000,000	5.220		09/30/07	41,992,030
Federal Home Loan Bank
100,000,000	5.200	(a)	04/01/07	99,960,612
41,000,000	5.220	(a)	04/02/07	40,979,516
450,000,000	5.180	(a)	04/03/07	449,954,685
117,300,000	5.160		04/04/07	117,249,561
80,000,000	5.220	(a)	04/04/07	79,999,759
390,000,000	5.220	(a)	04/06/07	389,959,941
94,100,000	5.170		04/09/07	93,991,890
240,000,000	5.200	(a)	04/10/07	239,886,716
90,000,000	5.135		04/11/07	89,871,625
68,500,000	5.160		04/13/07	68,382,180
27,040,000	4.250		04/16/07	27,028,974
205,000,000	5.185	(a)	04/16/07	204,896,340
42,000,000	5.149		04/20/07	41,885,864
1,140,091,000	5.150		04/20/07	1,136,992,169
19,765,000	4.000		04/25/07	19,749,006
335,000,000	5.136		04/25/07	333,852,960
168,000,000	5.137		04/25/07	167,424,600
36,000,000	3.390		04/26/07	35,954,128
698,628,000	5.140		04/27/07	696,034,538
199,736,000	5.140		05/02/07	198,851,946
75,000,000	5.220	(a)	05/10/07	74,989,618
68,400,000	5.145		05/18/07	67,940,551
410,000,000	5.180	(a)	05/28/07	409,746,604
219,710,000	5.155		05/30/07	217,853,786
251,300,000	5.157		05/30/07	249,176,075
42,000,000	5.125		06/01/07	41,987,295
279,856,000	5.145		06/01/07	277,416,239
79,500,000	5.153		06/01/07	78,805,848
320,000,000	5.190	(a)	06/19/07	319,880,039

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost
Commercial Paper and Corporate Obligations — (continued)
Federal Home Loan Bank — (continued)
$168,000,000	5.200	(a)%	06/19/07	$167,928,385
12,750,000	3.625		06/20/07	12,698,668
260,000,000	5.130		06/20/07	257,036,000
215,000,000	5.190	(a)	06/20/07	214,928,507
123,000,000	5.132		06/27/07	121,474,513
144,001,000	5.141		06/29/07	142,170,791
150,000,000	5.189	(a)(b)	07/02/07	149,941,140
44,600,000	4.625		07/16/07	44,484,526
67,150,000	4.625		07/18/07	66,998,199
64,135,000	5.500		07/20/07	64,152,387
16,400,000	2.300		07/24/07	16,241,430
57,000,000	3.060		11/21/07	56,253,698
35,000,000	3.085		12/21/07	34,496,657
29,375,000	5.125		01/22/08	29,337,387
84,500,000	5.400		02/25/08	84,500,000

Total Investments — 101.3%				$10,009,295,796

Liabilities in Excess of Other Assets — (1.3)%				$(128,967,588)

Net Assets — 100.0%				$9,880,328,208

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security index is based on either London Interbank Offering Rate or Prime Rate.

(b) All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for the floating rate securities.

For information on the mutual funds, please call our toll fee Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ KAYSIE UNIACKE, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date May 30, 2007

By (Signature and Title)*	JOHN M. PERLOWSKI, TREASURER/PRINCIPAL FINANCIAL OFFICER

Date May 30, 2007

* Print the name and title of each signing officer under his or her signature.